                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2002
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA             11/13/02
----------------------     ----------------------   --------------
[Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2
                                          -----------------

Form 13F Information Table Entry Total:           110
                                          -----------------

Form 13F Information Table Value Total:       $562926
                                          -----------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                     Markel Corporation
 2            28-6745                     Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                               September 30, 2002


Voting Authority

                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM     002824100       1499     37100    SH         Other     1                37100
Ace Limited                  COM     G0070K103       4480    151300    SH         Other     1               151300
Allied Capital Corp.         COM     019033109       2408    110000    SH         Other     1,2             110000
                                                     5236    239200    SH         Other     1               239200
Aluminum Company of America  COM     022249106       3124    161880    SH         Other     1,2             161880
                                                     1884     97602    SH         Other     1                97602
American Express             COM     025816109       4272    137000    SH         Other     1,2             137000
                                                     6975    223700    SH         Other     1               223700
Anheuser Busch               COM     035229103      17820    352175    SH         Other     1,2             352175
                                                    20853    412105    SH         Other     1               412105
Automatic Data Processing    COM     019411107       1422     40906    SH         Other     1                40906
Bank One                     COM     06423A103        748     20000    SH         Other     1                20000
Bank of New York             COM     064057102       1724     60000    SH         Other     1,2              60000
                                                     4400    153100    SH         Other     1               153100
Berkshire Hathaway Class B   COM     084670207      12880      5225    SH         Other     1,2               5225
                                                    57227     23216    SH         Other     1                23216
Berkshire Hathaway, Inc.     COM     10382K102      10715       145    SH         Other     1,2                145
                                                     6725        91    SH         Other     1                   91
Bristol Myers Squibb         COM     110122108       4036    169600    SH         Other     1               169600
British Petroleum            COM     055622104        202      5059    SH         Other     1                 5059
Brown Forman Class A         COM     115637100        784     11500    SH         Other     1,2              11500
                                                     9195    134930    SH         Other     1               134930
Carmax                       COM     172737306       8803    548500    SH         Other     1,2             548500
                                                     9656    601617    SH         Other     1               601617
Cedar Fair LP                COM     150185106        582     24900    SH         Other     1                24900
Centerpoint Property Trust   COM     151895109      13620    245400    SH         Other     1,2             245400
                                                    16656    300100    SH         Other     1               300100
Cincinnati Financial         COM     172062101       5693    160000    SH         Other     1,2             160000
                                                    13796    387735    SH         Other     1               387735
Circuit City                 COM     172737108       5886    388500    SH         Other     1               388500
Claire's Stores              COM     179584107        545     25000    SH         Other     1,2              25000
                                                     4467    204900    SH         Other     1               204900
Clayton Homes                COM     184190106        274     25000    SH         Other     1,2              25000
                                                    17886   1628925    SH         Other     1              1628925
Coca Cola Co.                COM     191216100        259      5400    SH         Other     1                 5400
Corus Bankshares             COM     220873103        438     10000    SH         Other     1,2              10000
                                                      438     10000    SH         Other     1                10000
Costco                       COM     22160K105       2428     75000    SH         Other     1,2              75000
                                                     1295     40000    SH         Other     1                40000
Cox Communications           COM     224044107        248     10100    SH         Other     1                10100
Diageo PLC                   COM     25243Q205       9732    195000    SH         Other     1,2             195000
                                                    11906    238545    SH         Other     1               238545
Exxon Corporation            COM     302290101        319     10000    SH         Other     1,2              10000
                                                     2676     83872    SH         Other     1                83872
Family Golf Centers Inc.     COM     30701A106          0     60000    SH         Other     1,2              60000
                                                        0    100000    SH         Other     1               100000
Fairfax Financial Holdings   COM     303901102       2241     30000    SH         Other     1,2              30000
    Ltd.
Gannett Company              COM     364730101       1600     22167    SH         Other     1                22167
General Electric             COM     369604103        415     16850    SH         Other     1                16850
Golden West Financial        COM     381317106       1402     22550    SH         Other     1                22550
HCC Corporation              COM     404132102      14406    600000    SH         Other     1,2             600000
                                                     6255    260500    SH         Other     1               260500
Harrah's Entertainment       COM     413619107        482     10000    SH         Other     1,2              10000
                                                     7786    161500    SH         Other     1               161500
Household International      COM     441815107        283     10000    SH         Other     1,2              10000
                                                     1390     49100    SH         Other     1                49100
International Speedway       COM     460335201        902     22700    SH         Other     1,2              22700
                                                     6674    168000    SH         Other     1               168000
Interpublic Group            COM     460690100       1078     68000    SH         Other     1,2              68000
                                                     3965    250200    SH         Other     1               250200
Investors Title Company      COM     461804106        749     42200    SH         Other     1,2              42200
                                                     3498    196950    SH         Other     1               196950
Johnson and Johnson          COM     478160104       1471     27200    SH         Other     1                27200
Kaneb Services               COM     484173109       7986    390500    SH         Other     1               390500
Lamar Communications         COM     512815101        303     10000    SH         Other     1                10000
MBIA Inc.                    COM     55262C100       1198     30000    SH         Other     1,2              30000
                                                     6844    171300    SH         Other     1               171300
Marriott International       COM     571903202       2557     88200    SH         Other     1                88200
Marsh & McLennan             COM     571748102       1374     33000    SH         Other     1                33000
Martin Marietta Materials    COM     573284106       1384     42500    SH         Other     1,2              42500
                                                    15395    472680    SH         Other     1               472680
Merck                        COM     58155Q103       3251     71125    SH         Other     1                71125

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                               September 30, 2002



Voting Authority

                          Title of                     Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip           (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------
Nike                         COM      654106103         1295     30000    SH          Other      1                30000
Penn National Gaming         COM      707569109         1171     62000    SH          Other      1,2              62000
                                                        2934    155400    SH          Other      1               155400
Pepsico                      COM      713448108         1260     34100    SH          Other      1                34100
Pfizer Inc                   COM      717081103          268      9250    SH          Other      1                 9250
Philip Morris, Inc.          COM      718154107         4602    118600    SH          Other      1               118600
Plum Creek Lumber            COM      729237107          355     15687    SH          Other      1                15687
RLI Corporation              COM      749607107         2485     46312    SH          Other      1,2              46312
                                                       14935    278370    SH          Other      1               278370
Schering Plough              COM      806605101          320     15000    SH          Other      1,2              15000
                                                        1488     69800    SH          Other      1                69800
ServiceMaster                COM      817615107         1682    155000    SH          Other      1,2             155000
                                                        3587    330643    SH          Other      1               330643
Smithfield Foods             COM      832248108         1349     85900    SH          Other      1                85900
State Street Corp            COM      857477103          386     10000    SH          Other      1,2              10000
                                                         789     20400    SH          Other      1                20400
Tiffany                      COM      886547108          536     25000    SH          Other      1,2              25000
United Mobile Homes          COM      911024107          172     13000    SH          Other      1                13000
United Parcel Service        COM      911312106          625     10000    SH          Other      1,2              10000
                                                        3696     59100    SH          Other      1                59100
Valley National Bank         COM      919794107          554     20808    SH          Other      1,2              20808
                                                        1119     42097    SH          Other      1                42097
Vulcan Materials             COM      929160109          940     26000    SH          Other      1,2              26000
                                                        3196     88380    SH          Other      1                88380
Walt Disney Company          COM      254687106          908     60000    SH          Other      1,2              60000
                                                        4002    264305    SH          Other      1               264305
Washington Post Co           COM      939640108         2288      3525    SH          Other      1                 3525
Washington Real Estate
  Investm                    COM      939653101         2424     95500    SH          Other      1,2              95500
                                                       10530    414900    SH          Other      1               414900
Waste Management             COM      94106l109          583     25000    SH          Other      1,2              25000
                                                        5388    231036    SH          Other      1               231036
Wellington Underwriting PLC  COM       G9529T02          298    275000    SH          Other      1               275000
White Mountains              COM      G9618E107           88       300    SH          Other      1,2                300
                                                       40862    145000    SH          Other      1               145000
Wyeth Inc.                   COM      026609107         1021     32120    SH          Other      1                32120
XL Capital                   COM      G3242A102        26398    359160    SH          Other      1,2             359160
                                                       17213    234189    SH          Other      1               234189
Zimmer Holdings Inc.         COM      98956P102           78      2030    SH          Other      1                 2030

REPORT SUMMARY               110      DATA RECORDS   $562926                     2    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2002
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: 28-6745
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                   Richmond, VA                   11/13/02
-------------------        -----------------------        ---------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2002
                                         ------------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6647
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner          Richmond, VA               11/13/02
---------------------  ----------------------     ----------------
[Signature]            [City, State]               [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation